Segment Reporting - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Revenue
Total revenue	$ 74,270,429	$ 84,332,300	$ 76,366,148
Sales of Steel Piping Products [Member]
Revenue
Total revenue	73,635,012	83,113,259	74,702,625
Production Service Revenue [Member]
Revenue
Total revenue	$ 635,417	$ 1,219,041	$ 1,663,523